Land Use Right (Tables)	12 Months Ended
Sep. 30, 2021
Land Use Right [Abstract]
Schedule of future amortization
Years ending September 30,	Amount
2022	$123,217
2023	123,217
2024	123,217
2025	123,217
2026 and thereafter	4,017,981
$4,510,849